Financial instruments and risk management - Trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Not past due	$ 61,443	$ 53,007
Past due 1-30 days	7,547	8,790
Past due 31-60 days	521	1,772
More than 61 days	691	2,180
Total	$ 70,202	$ 65,749